Acquisition of Netclass Japan (Details) - Feb. 28, 2025 - Netclass Japan	JPY (¥) shares	USD ($) shares
Acquisition of Netclass Japan
Interest acquired	51.00%	51.00%
Amount invested	¥ 2,550,000	$ 17,158
Shares issued	255	255